UNITED STATES
                               SECURITIES AND EXCHANGE COMMISSION
                                      WASHINGTON, DC 20549

                                           FORM N-PX

                            ANNUAL REPORT OF PROXY VOTING RECORD OF
                            REGISTERED MANAGEMENT INVESTMENT COMPANY

                               Investment Company Act file number:  811- 21236
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                                  DREYFUS PREMIER STOCK FUNDS


                       (Exact name of registrant as specified in charter)

                                  c/o The Dreyfus Corporation
                                        200 Park Avenue
                                    New York, New York 10166


                      (Address of principal executive offices) (Zip code)

                                      Mark N. Jacobs, Esq.
                                        200 Park Avenue
                                    New York, New York 10166


                            (Name and address of agent for service)

               Registrant's telephone number, including area code:(212) 922-6000

                                 Date of fiscal year end: 9/30

                      Date of reporting period: July 1, 2003-June 30, 2004

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ITEM 1.  PROXY VOTING RECORD

    DREYFUS PREMIER INTERNATIONAL EQUITY FUND

Dreyfus Premier International Equity Fund is a "feeder" fund that holds shares in the "master portfolio," The Boston Company International Core Equity Portfolio, which is a series of Mellon Institutional Funds Master Portfolio.


For information on the proxy voting record of The Boston Company International Core Equity Portfolio, please see the following:


    MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO

        CIK # 0001012705


        file # 811-7603


        filing date 8/26/04



DREYFUS PREMIER SMALL CAP EQUITY FUND


Dreyfus Premier Small Cap Equity Fund is a "feeder" fund that holds shares in the "master portfolio," The Boston Company Small Cap Value Portfolio, which is a series of Mellon Institutional Funds Master Portfolio.


For information on the proxy voting record of The Boston Company Small Cap Value Portfolio, please see the following:


    MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO

        CIK # 0001012705


        file # 811-7603


        filing date 8/26/04




DREYFUS PREMIER INTERNATIONAL SMALL CAP FUND


Dreyfus Premier International Small Cap Fund is a "feeder" fund that holds shares in the "master portfolio," The Boston Company International Small Cap Portfolio, which is a series of Mellon Institutional Funds Master Portfolio.


For information on the proxy voting record of The Boston Company International Small Cap Portfolio, please see the following:


    MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO

        CIK # 0001012705


        file # 811-7603


        filing date 8/26/04













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                                          SIGNATURES



Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.



        DREYFUS PREMIER STOCK FUNDS



By:     /S/ STEPHEN E. CANTER
        Stephen E. Canter
        President

Date:    August 26, 2004